Tax - Tax (credited)/charged to the income statement - continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ (884)	£ 374	[1]	£ 427	[2]
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	589	666	[1]	604	[2]
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	(1,473)	(292)	[1]	(177)	[2]
Exceptional tax on items not included in profit before tax
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	(1,510)	(94)		(162)
Tax on other exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ 37	£ (198)		£ (15)

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).